SCHEDULE OF OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 532,593	$ 501,500	$ 1,919,243	$ 3,321,837
Gross margin	200,089	(80,560)	438,029	1,575,292
Operating expenses:
Professional fees	26,500	447,057	590,607	38,123
Payroll expense	79,033	48,294	360,341	244,104
General and administrative	147,689	550,185	549,628	428,875
Total operating expenses	263,672	1,096,286	3,542,454	711,102
Loss from operations	(63,583)	(1,176,846)	(3,104,425)	864,190
Net Loss	(65,776)	(1,176,846)	(3,115,490)	864,190
Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	(226,339)	(337,960)	(802,464)	(1,250,920)
Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	$ (106,165)	$ (244,100)	$ (678,750)	(495,625)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue				3,321,837
Gross margin				1,604,051
Operating expenses:
Professional fees
Payroll expense
General and administrative				706,775
Total operating expenses				706,775
Loss from operations				897,276
Net Loss				897,276
Previously Reported [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party				(1,717,786)
Previously Reported [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue
Gross margin				(28,759)
Operating expenses:
Professional fees				38,123
Payroll expense				244,104
General and administrative				(277,900)
Total operating expenses				4,327
Loss from operations				33,086
Net Loss				33,086
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party				466,866
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party				$ (495,625)